May 01, 2018

FORWARD FUNDS

Supplement dated December 28, 2018

to the

Salient Tactical Growth Fund Class A and Class C Prospectus (“Load Prospectus”)

and

Salient Tactical Growth Fund Investor Class, Institutional Class and Class I2 Prospectus (“No-Load Prospectus”)

each dated May 1, 2018, as supplemented (collectively, the “Prospectus”)

IMPORTANT NOTICE REGARDING CHANGES TO PERFORMANCE INFORMATION

On December 19, 2018, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved, on behalf of the Salient Tactical Growth Fund (the “Fund”) changes to the Fund’s benchmark and performance information section.

Accordingly, effective on or about January 1, 2019, the following changes shall be reflected in the Fund’s Prospectus:

Change to Fund Benchmark and Performance Information Section

Effective on or about January 1, 2019, the HFRX Equity Hedge Index will replace the S&P 500 Index as the Fund’s primary benchmark index because the new index more closely aligns to the Fund’s investment strategies.

Accordingly, the following information shall be incorporated into the “Performance Information” section of the Prospectus:

1.	The Average Annual Total Returns table for the Fund in the Load Prospectus shall be replaced to read as follows:

Average Annual Total Returns

For the period ended December 31, 2017

	1 Year	5 Year	Since Inception
Salient Tactical Growth Fund – Class C (Inception: 9/14/09)
Return Before Taxes	8.92%	5.03%	3.26%
Return After Taxes on Distributions	6.04%	3.50%	2.28%
Return After Taxes on Distributions and Sale of Fund Shares	5.38%	3.41%	2.27%
HFRX Equity Hedge Index(1)(2)	9.98%	3.92%	1.54%
S&P 500 Index(3)	21.83%	15.79%	14.31%
Salient Tactical Growth Fund – Class A (Inception: 3/12/10)
Return Before Taxes	4.03%	4.25%	2.56%
HFRX Equity Hedge Index(1)(2)	9.98%	3.92%	1.45%
S&P 500 Index(3)	21.83%	15.79%	13.78%

(1)
The HFRX Equity Hedge Index is comprised of equity hedge strategies that maintain positions both long and short in primarily equity and equity derivative securities and is designed to maximize representation of the hedge fund industry.

(2)
Prior to January 1, 2019, the Fund compared its performance to the S&P 500 Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the HFRX Equity Hedge Index as the benchmark to which the Fund compares its performance.

(3)	The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class C shares. After-tax returns for other classes will vary.

2.	The Average Annual Total Returns table for the Fund in the No-Load Prospectus shall be replaced to read as follows:

Average Annual Total Returns

For the period ended December 31, 2017

	1 Year	5 Years	Since Inception
Salient Tactical Growth Fund – Institutional Class (Inception: 9/14/09)
Return Before Taxes	10.91%	6.03%	4.24%
Return After Taxes on Distributions	8.23%	4.56%	3.29%
Return After Taxes on Distributions and Sale of Fund Shares	6.48%	4.20%	3.05%
Salient Tactical Growth Fund – Investor Class (Inception: 9/14/09)
Return Before Taxes	10.57%	5.66%	3.88%
HFRX Equity Hedge Index(1)(2)	9.98%	3.92%	1.54%
S&P 500 Index(3)	21.83%	15.79%	14.31%

(1)
The HFRX Equity Hedge Index is comprised of equity hedge strategies that maintain positions both long and short in primarily equity and equity derivative securities and is designed to maximize representation of the hedge fund industry.

(2)
Prior to January 1, 2019, the Fund compared its performance to the S&P 500 Index. After this date, to better reflect the universe of investment opportunities based on the Fund’s investment strategy, the Fund added the HFRX Equity Hedge Index as the benchmark to which the Fund compares its performance.

(3)	The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Class shares. After-tax returns for other classes will vary.

3.	Corresponding changes will also be made to the section of the Prospectus describing the indices used by the Trust.